Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments Schedule [Abstract]
Short-Term Investments

Short-term investments consisted of the following as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Held-to-maturity securities
- Fixed rate time deposits	11,242	—	—
- Floating rate principal unguaranteed investments	—	102,300	15,792
- Fixed rate principal guaranteed investments	900,000	—	—

	911,242	102,300	15,792

Available-for-sale securities
- Convertible notes	—	2,597	401

	911,242	104,897	16,193